QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2016
Revenue	$260,401	$275,309	$287,530	$294,870
Cost of revenue	43,768	46,978	50,770	54,132
Operating income	34,186	77,500	90,938	112,925
Earnings from continuing operations	10,608	36,769	56,149	74,815
Net earnings attributable to Match Group, Inc. shareholders	7,152	34,078	56,410	73,811
Per share information attributable to the Match Group, Inc. shareholders:
Basic (a)	$0.03	$0.14	$0.22	$0.29
Diluted (a)	$0.03	$0.13	$0.21	$0.27

Year Ended December 31, 2015
Revenue	$210,147	$222,950	$235,131	$241,477
Cost of revenue	27,743	33,325	35,657	37,661
Operating income	36,065	47,761	59,071	70,084
Earnings from continuing operations	31,572	28,298	36,138	37,155
Net earnings attributable to Match Group, Inc. shareholders	26,206	23,325	35,259	35,593
Per share information attributable to the Match Group, Inc. shareholders:
Basic (a)	$0.16	$0.14	$0.21	$0.17
Diluted (a)	$0.16	$0.14	$0.20	$0.16
______________________

(a)	Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.